Share Capital (Details) - USD ($)															8 Months Ended	9 Months Ended
	Jul. 06, 2026	Jun. 30, 2026	May 31, 2026	May 21, 2026	Apr. 21, 2026	Apr. 20, 2026	Mar. 31, 2026	Feb. 02, 2026	Dec. 15, 2025	Dec. 03, 2025	Nov. 26, 2025	Nov. 19, 2025	Nov. 17, 2025	Nov. 13, 2025	Jul. 14, 2026	Jul. 31, 2026	Nov. 24, 2025	Oct. 31, 2025
Share Capital [Line Items]
Converted shares																1,778,626
Purchase and sale of common shares										40,000	19,862	27,313	9,979	2,396
Purchase price (in Dollars per share)										$ 40	$ 48	$ 80	$ 100	$ 80
Aggregate gross proceeds (in Dollars)										$ 1,600,000	$ 1,297,000	$ 2,185,000	$ 1,377,000	$ 788,000
Issue pre-funded warrants								60,000
Fair value (in Dollars)	$ 131,252
Number of common shares																1,778,626
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Purchase and sale of common shares											7,165		3,795	7,460
Purchase price (in Dollars per share)											$ 47.96		$ 99.96	$ 79.96
Exercise price per common share (in Dollars per share)											$ 0.04		$ 0.04
Issue pre-funded warrants							60,000
Number of shares								60,000
Conversion of shares (in Dollars per share)							$ 60,000
Restricted Share Units [Member]
Share Capital [Line Items]
Number of shares issued						200
Fair value (in Dollars)						$ 4,340
January 2024 Warrants [Member]
Share Capital [Line Items]
Warrants exercised		66,441	66,441												5,228
Gross proceeds from warrants exercised (in Dollars)		$ 18,149	$ 18,149												$ 183,122
Warrants issued					22,785
Gross proceeds (in Dollars)					$ 45,420
April 2023 Warrants [Member]
Share Capital [Line Items]
Warrants exercised															5,228
Gross proceeds from warrants exercised (in Dollars)															$ 183,122
Restricted Share Units [Member]
Share Capital [Line Items]
Common shares issued of RSU’s fully vested																	188
Restricted stock fair value at issuance (in Dollars)																	$ 60,000
Common Shares [Member]
Share Capital [Line Items]
Number of shares issued	59,660															2,145,211		15,883
Number of shares outstanding																2,145,211		15,883
Reverse split				1-for-10					1-for-40
Common share for every one common share (in Dollars per share)									$ 0.0025
Exercise price per common share (in Dollars per share)														$ 0.04
Number of common shares						18,230
Fair value of shares for consulting services (in Dollars)						$ 131,252